Allowance for Loan Losses - Master Risk Category (Details)	Dec. 31, 2018 rating
Pass | Minimum
Financing Receivable, Recorded Investment [Line Items]
Loan Risk Rating	4
Pass | Maximum
Financing Receivable, Recorded Investment [Line Items]
Loan Risk Rating	10
Classified | Minimum
Financing Receivable, Recorded Investment [Line Items]
Loan Risk Rating	1
Classified | Maximum
Financing Receivable, Recorded Investment [Line Items]
Loan Risk Rating	3
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loan Risk Rating	3
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loan Risk Rating	2
Loss
Financing Receivable, Recorded Investment [Line Items]
Loan Risk Rating	1